Business overview	3 Months Ended
Mar. 31, 2023
Business overview

1. Business overview

Summary of business

Aeterna Zentaris (the “Company” or “Aeterna”) is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead product, Macrilen® (macimorelin), is the first and only U.S. Food and Drug Administration (“FDA”) and European Medicines Agency-approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). Macrilen® is currently marketed in the US through a license agreement (the “Novo Amendment”) between the Company and Novo Nordisk Health Care AG (“Novo”) until May 2023 and in the United Kingdom and Europe through a license agreement with Atnahs Pharma UK Limited (“Pharmanovia”) under the trade name of Ghryvelin™. The Company is also dedicated to the development of therapeutic assets and has taken steps to establish a pre-clinical pipeline to potentially address unmet medical needs across several indications with a focus on rare or orphan indications.

These unaudited condensed interim consolidated financial statements were approved by the Board of Directors (the “Board”) on May 9, 2023.